UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10599

Tax-Managed Small-Cap Value Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

Tax-Managed Small-Cap Value Portfolio                                                                                           as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.4%

Security	Shares	Value
Auto Components — 1.5%
BorgWarner, Inc.	9,700	$838,565
		$838,565
Chemicals — 2.3%
RPM International, Inc.	55,000	$1,293,050
		$1,293,050
Commercial Banks — 10.9%
Boston Private Financial Holdings, Inc.	82,300	$2,097,827
First Midwest Bancorp, Inc.	61,500	2,022,735
UCBH Holdings, Inc.	126,800	2,084,592
		$6,205,154
Commercial Services & Supplies — 1.4%
Pike Electric Corp. (1)	39,700	$788,045
		$788,045
Construction & Engineering — 1.4%
Granite Construction, Inc.	12,000	$779,880
		$779,880
Containers & Packaging — 3.1%
AptarGroup, Inc.	49,000	$1,783,600
		$1,783,600
Electric Utilities — 2.1%
Cleco Corp.	50,400	$1,197,000
		$1,197,000
Electrical Equipment — 2.1%
A.O. Smith Corp.	25,000	$1,213,750
		$1,213,750
Electronic Equipment & Instruments — 4.0%
Aeroflex, Inc. (1)	92,100	$1,292,163
Technitrol, Inc.	38,000	988,000
		$2,280,163
Energy Equipment & Services — 5.9%
Bristow Group, Inc. (1)	15,400	$730,422
Oil States International, Inc. (1)	43,900	1,920,186
Parker Drilling Co. (1)	76,000	715,920
		$3,366,528

Food & Staples Retailing — 3.9%
BJ’s Wholesale Club, Inc. (1)	36,000	$1,222,560
Performance Food Group Co. (1)	34,900	1,000,234
		$2,222,794
Food Products — 2.9%
Chiquita Brands International, Inc. (1)	95,500	$1,676,980
		$1,676,980
Gas Utilities — 4.1%
Piedmont Natural Gas Co., Inc.	74,000	$1,716,060
Questar Corp.	12,400	638,476
		$2,354,536
Health Care Equipment & Supplies — 4.1%
PolyMedica Corp.	25,600	$1,033,984
West Pharmaceutical Services, Inc.	28,200	1,305,096
		$2,339,080
Health Care Providers & Services — 3.2%
Owens & Minor, Inc.	47,500	$1,826,375
		$1,826,375
Hotels, Restaurants & Leisure — 2.1%
Applebee’s International, Inc.	28,500	$701,100
CBRL Group, Inc.	13,800	530,334
		$1,231,434
Household Durables — 2.7%
Tupperware Brands Corp.	60,000	$1,560,600
		$1,560,600
Household Products — 3.3%
Church & Dwight Co., Inc.	39,000	$1,913,340
		$1,913,340
Industrial Conglomerates — 3.2%
Teleflex, Inc.	16,000	$1,222,880
Walter Industries, Inc.	23,400	585,000
		$1,807,880
Insurance — 5.2%
IPC Holdings Ltd.	50,100	$1,242,981
Protective Life Corp.	21,300	916,326
Zenith National Insurance Corp.	19,500	787,020
		$2,946,327
Leisure Equipment & Products — 2.0%
RC2 Corp. (1)	32,000	$1,133,120
		$1,133,120

Machinery — 5.4%
Albany International Corp., Class A	22,800	$854,544
CLARCOR, Inc.	35,700	1,242,003
Mueller Water Products, Inc., Class A	72,300	1,015,092
		$3,111,639
Oil, Gas & Consumable Fuels — 1.1%
Penn Virginia Corp.	17,000	$657,900
		$657,900
Personal Products — 1.6%
Chattem, Inc. (1)	16,000	$898,560
		$898,560
Road & Rail — 2.8%
Arkansas Best Corp.	32,500	$1,170,975
YRC Worldwide, Inc. (1)	12,800	411,136
		$1,582,111
Semiconductors & Semiconductor Equipment — 5.4%
Diodes, Inc. (1)	46,950	$1,247,461
ON Semiconductor Corp. (1)	153,300	1,812,006
		$3,059,467
Software — 2.9%
Epicor Software Corp. (1)	88,100	$1,150,586
Smith Micro Software, Inc. (1)	38,000	518,700
		$1,669,286
Specialty Retail — 3.6%
Stage Stores, Inc.	72,300	$1,289,832
Tween Brands, Inc. (1)	20,600	788,156
		$2,077,988
Textiles, Apparel & Luxury Goods — 2.2%
Carter’s, Inc. (1)	58,900	$1,246,914
		$1,246,914
Total Common Stocks (identified cost $42,206,543)		$55,062,066
Total Investments — 96.4% (identified cost $42,206,543)		$55,062,066
Other Assets, Less Liabilities — 3.6%		$2,031,084
Net Assets — 100.0%		$57,093,150

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$42,279,871
Gross unrealized appreciation	$14,558,435
Gross unrealized depreciation	(1,776,240)
Net unrealized appreciation	$12,782,195

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Value Portfolio

By:	/s/ James B. Hawkes
James B. Hawkes
President

Date:	September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James B. Hawkes
James B. Hawkes
President

Date:	September 14, 2007

By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer

Date:	September 14, 2007